Federal Funds Purchased and Securities Sold Under Agreements to Repurchase - Schedule of Repurchase Agreements by Remaining Maturity of the Agreements (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	$ 5,187
U.S. government-sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	5,187
Overnight and continuous
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	5,187
Overnight and continuous | U.S. government-sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	5,187
Less than 90 days
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	0
Less than 90 days | U.S. government-sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	0
Greater than 90 days
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	0
Greater than 90 days | U.S. government-sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	$ 0